Note 6 Total Group assets by operating segments (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Assets of the Group by business segments [Line Items]
Assets		€ 713,140	€ 662,885	€ 733,797
SPAIN
Total Assets of the Group by business segments [Line Items]
Assets		427,193	413,477	408,030
MEXICO
Total Assets of the Group by business segments [Line Items]
Assets		143,405	118,106	110,236
TURKEY
Total Assets of the Group by business segments [Line Items]
Assets		66,043	56,245	59,585
South America [Member]
Total Assets of the Group by business segments [Line Items]
Assets		62,067	56,124	55,436
Rest of business [Member]
Total Assets of the Group by business segments [Line Items]
Assets		49,952	40,314	35,172
Subtotal assets by operating segments [Member]
Total Assets of the Group by business segments [Line Items]
Assets		748,660	684,266	668,460
Corporate Center And Adjustments [Member]
Total Assets of the Group by business segments [Line Items]
Assets	[1]	€ (35,520)	€ (21,381)	€ 65,336

[1]	1) The balance of 2020 corresponds mainly to the Group companies included within the scope of the USA Sale to PNC